Premises and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Property, plant and equipment, gross	$ 50,565,000	$ 40,871,000
Less accumulated depreciation	(26,966,000)	(25,887,000)
Net premises and equipment	23,599,000	14,984,000
Depreciation and amortization	1,079,000	997,000
Land, buildings and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	31,727,000	22,927,000
Furniture and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	16,158,000	15,398,000
Computer software
Property, Plant and Equipment
Property, plant and equipment, gross	$ 2,680,000	$ 2,546,000